Leases (Tables)	12 Months Ended
Mar. 31, 2024
Presentation of leases for lessee [abstract]
Summary of carrying amounts of lease liabilities carried at amortized cost	Set out below are the carrying amounts of lease liabilities carried at amortised cost and the movements during the year:

Particulars	For the year ended March 31,
	2022	2023	2024	2024
	(INR)	(INR)	(INR)	(USD)
Opening balance	2,112	3,454	6,169	74
Additions	1,357	2,725	2,266	27
Capitalised during the year	114	108	145	2
Accretion of interest	166	416	690	8
Disposal of subsidiaries	-	-	(337)	(4)
Payments	(295)	(534)	(588)	(7)
Closing balance	3,454	6,169	8,345	100

Current	455	698	868	10
Non-current	2,999	5,471	7,477	90

Notes:

a)
There are no restrictions or covenants imposed by leases.
b)
Refer Note 32 for rental expense recorded for short-term leases and low value leases.
c)
There are no amounts payable toward variable lease expense recognised for the years ended March 31, 2024, 2023 and 2022.
d)
The maturity analysis of lease liabilities are disclosed in Note 45.
e)
There are no leases which have not yet commenced to which the lessee is committed.
f)
The effective interest rate for lease liabilities is 9.30% (March 31, 2023: 9.62%, March 31, 2022: 10.08%).